Income Taxes (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				84 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2008	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Income taxes [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 3,779,088				¥ 3,779,088
Net operating loss carryforwards will start to expire in 2015	65,684				65,684
Deferred Tax Assets, Valuation Allowance, Noncurrent	¥ 1,068,082	¥ 480,905			¥ 1,068,082	$ 153,836
Cayman [Member]
Income taxes [Line Items]
Withholding income tax			¥ 0
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)					16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate (as a percent)				25.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)				10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
Carryforward period for net operating losses	5 years
PRC [Member] | Nanjing Tuniu [Member]
Income taxes [Line Items]
HNTE certificate valid period after awarded	3 years
Preferential tax rate (as a percent)	15.00%
Tax exemption period followings the first profitable year	2 years
Reduction in tax rate for three years following the exemptions period (as a percent)	50.00%
Period for reduction in tax percentage	3 years